Equity (Details) - Schedule of RSUs and PSUs activity - $ / shares	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(60,550)
Restricted And Phantom Share Units Member
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	5,326,875	4,726,135
Granted, Number of RSUs and PSUs	2,547,478
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	1,552,731
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(394,007)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 10.16	$ 10.84
Granted, Weighted Average Grant Date Fair Value	9.48
Vested, Weighted Average Grant Date Fair Value	11.00
Forfeited, Weighted Average Grant Date Fair Value	$ 10.62